Revenues (Details) - Schedule of revenues - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Revenues from services
Revenues	$ 71,461	$ 73,824	$ 89,569
Revenues from services [Member]
Revenues from services
Revenues	46,228	37,798	46,150
Sales of products [Member]
Revenues from services
Revenues	25,233	36,026	43,419
Data connectivity services [Member] | Revenues from services [Member]
Revenues from services
Revenues	35,483	26,430	39,956
International data connectivity services [Member] | Revenues from services [Member]
Revenues from services
Revenues	28,085	21,672	30,798
Local data connectivity services [Member] | Revenues from services [Member]
Revenues from services
Revenues	7,398	4,758	9,158
PaaS and SaaS services [Member] | Revenues from services [Member]
Revenues from services
Revenues	9,819	10,770	5,717
Others [Member] | Revenues from services [Member]
Revenues from services
Revenues	926	598	477
Others [Member] | Sales of products [Member]
Revenues from services
Revenues	255	2,775	628
Sales of terminals [Member] | Sales of products [Member]
Revenues from services
Revenues	21,748	27,408	32,597
Sales of data related products [Member] | Sales of products [Member]
Revenues from services
Revenues	$ 3,230	$ 5,843	$ 10,194